Schedule of Components of Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)
Income Tax Disclosure [Abstract]
Income before provision for income taxes	$ 1,431,255		$ 4,499,468
Tax at the domestic income tax rate of 16.5%	236,157		742,412
Tax effect of Hong Kong graduated rates	(21,290)		(21,290)
Foreign tax rate differentials	2,102		1,322
Non-deductible expenses for tax purpose	110,412		37,595
Non-taxable income	(22,790)
Prior year accrual	(5,986)		54,429
Income tax expense	$ 298,605	$ 2,000,000	$ 814,468